Fair Value Measurements - Schedule of Assets Measured at Fair Value on Recurring Basis (Detail) - Fair Value Measurements Recurring - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets, Fair Value	$ 186,610
Money Market Funds
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets, Fair Value	62,031	$ 88,159
U.S. Treasury Securities
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets, Fair Value	124,579
Level 1
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets, Fair Value	186,610
Level 1 | Money Market Funds
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets, Fair Value	62,031	88,159
Level 1 | U.S. Treasury Securities
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets, Fair Value	124,579
Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets, Fair Value	186,610
Fair Value | Money Market Funds
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets, Fair Value	62,031	$ 88,159
Fair Value | U.S. Treasury Securities
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets, Fair Value	$ 124,579